J.P. Morgan Mortgage Trust 2020-8 ABS-15G

Exhibit 99.26

JPMMT 2020-8 QM Status Report 10.14.2020
Seller:

Deal ID:

Total Loan Count: 5

JPM ID	QM Status	ATR Status
301287087	QM Safe Harbor	ATR Compliant
301558095	QM Safe Harbor	ATR Compliant
301558075	QM-Temporary	ATR Compliant
301751283	QM Safe Harbor	ATR Compliant
301558047	QM Safe Harbor	ATR Compliant